Investment in Associates and Joint Ventures	6 Months Ended
Apr. 30, 2020
Investments accounted for using equity method [abstract]
Investment in Associates and Joint Ventures

NOTE 7:  INVESTMENT IN ASSOCIATES AND JOINT VENTURES

INVESTMENT IN TD AMERITRADE HOLDING CORPORATION

The Bank has significant influence over TD Ameritrade Holding Corporation (TD Ameritrade) and accounts for its investment in TD Ameritrade using the equity method. The Bank’s equity share in TD Ameritrade’s earnings, excluding dividends, is reported on a one-month lag basis. The Bank takes into account changes in the subsequent period that would significantly affect the results.

As at April 30, 2020, the Bank’s reported investment in TD Ameritrade was 43.26% (October 31, 2019 – 43.19%) of the outstanding shares of TD Ameritrade with a fair value of $13 billion (US$9 billion) (October 31, 2019 – $12 billion (US$9 billion) based on the closing price of US$39.27 (October 31, 2019 – US$38.38) on the New York Stock Exchange.

During the six months ended April 30, 2020, TD Ameritrade repurchased 2.0 million shares (for the year ended October 31, 2019 – 21.5 million shares). Pursuant to the Stockholders Agreement in relation to the Bank’s equity investment in TD Ameritrade, if stock repurchases by TD Ameritrade cause the Bank’s ownership percentage to exceed 45%, the Bank is required to use reasonable efforts to sell or dispose of such excess stock, subject to the Bank’s commercial judgment as to the optimal timing, amount, and method of sales with a view to maximizing proceeds from such sales. However, in the event that stock repurchases by TD Ameritrade cause the Bank’s ownership percentage to exceed 45%, the Bank has no absolute obligation to reduce its ownership percentage to 45%. In addition, stock repurchases by TD Ameritrade cannot result in the Bank’s ownership percentage exceeding 47%.

Pursuant to the Stockholders Agreement in relation to the Bank’s equity investment in TD Ameritrade, the Bank has the right to designate five of twelve members of TD Ameritrade’s Board of Directors. The Bank’s designated directors currently include the Bank’s Group President and Chief Executive Officer and four independent directors of TD or TD’s U.S. subsidiaries.

TD Ameritrade has no significant contingent liabilities to which the Bank is exposed. During the six months ended April 30, 2020 and April 30, 2019, TD Ameritrade did not experience any significant restrictions to transfer funds in the form of cash dividends, or repayment of loans or advances.

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	March 31 2020	September 30 2019
Assets
Receivables from brokers, dealers, and clearing organizations	$2,124	$3,212
Receivables from clients, net	23,118	27,156
Other assets, net	45,754	27,303
Total assets	$70,996	$57,671
Liabilities
Payable to brokers, dealers, and clearing organizations	$2,709	$4,357
Payable to clients	46,292	35,650
Other liabilities	9,254	6,205

Total liabilities	58,255	46,212

Stockholders’ equity[2]	12,741	11,459
Total liabilities and stockholders’ equity	$70,996	$57,671
[1]	Customers’ securities are reported on a settlement date basis whereas the Bank reports customers’ securities on a trade date basis.
[2]

The difference between the carrying value of the Bank’s investment in TD Ameritrade and the Bank’s share of TD Ameritrade’s stockholders’ equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the three months ended		For the six months ended
	March 31 2020	March 31 2019	March 31 2020	March 31 2019
Revenues
Net interest revenue	$446	$481	$920	$978

Fee-based and other revenue	1,543	1,447	2,773	2,953

Total revenues	1,989	1,928	3,693	3,931
Operating expenses
Employee compensation and benefits	507	452	944	871

Other	633	539	1,212	1,071

Total operating expenses	1,140	991	2,156	1,942

Other expense (income)	43	49	83	73
Pre-tax income	806	888	1,454	1,916

Provision for income taxes	206	225	354	455
Net income[1]	$600	$663	$1,100	$1,461
Earnings per share – basic (Canadian dollars)	$1.11	$1.18	$2.03	$2.60
Earnings per share – diluted (Canadian dollars)	1.10	1.18	2.02	2.59
[1]

The Bank’s equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.